Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Interest income:
Loans	$ 4,041	$ 1,531	$ 8,096	$ 3,070	$ 10,963	$ 5,452
Securities	241	161	462	384	683	704
Other	43	41	121	76	200	122
Total interest income	4,325	1,733	8,679	3,530	11,846	6,278
Interest Expense:
Deposits	304	70	619	137	670	298
Borrowed funds	148	1	173	1	81
Total interest expense	452	71	792	138	751	298
Net interest income	3,873	1,662	7,887	3,392	11,095	5,980
Provision for loan losses	350		350			2,500
Net interest income after provision for loan losses	3,523	1,662	7,537	3,392	11,095	3,480
Noninterest income:
Fees and service charges on deposit accounts	312	136	638	264	762	591
Gain (loss) on sale of other real estate owned				20	20	(204)
Mortgage Broker Fees	22	26	69	51	146	124
Gain on sale of securities	105	53	131	195	195
Gain on sale of premise	563		563
Income from bank-owned life insurance	97	72	192	141	331	154
Other	50	40	223	85	175	91
Total noninterest income	1,149	327	1,816	736	1,629	756
Noninterest expenses:
Salaries and employee benefits	2,442	1,609	5,018	3,146	9,633	4,580
Occupancy and equipment	586	257	1,162	556	1,441	1,244
Data and item processing services	396	169	737	314	948	566
Professional fees	248	157	419	281	776	521
Advertising and promotion	22	38	67	76	302	76
Stationery and supplies	55	44	101	69	148	99
FDIC Deposit insurance	100	49	202	95	289	180
Merger related	95	863	95	1,121	1,501
Other	619	352	1,240	638	2,238	1,021
Total noninterest expenses	4,563	3,538	9,041	6,296	17,276	8,287
Income (Loss) before income taxes	109	(1,549)	312	(2,168)	(4,552)	(4,051)
Income tax (benefit) expense	36	(1,398)	85	(1,664)	(2,321)	(1,590)
Net income (loss)	$ 73	$ (151)	$ 227	$ (504)	(2,231)	(2,461)
Preferred Stock dividend paid					(14)
Basic earnings (loss) per share	$ 0.01	$ (0.04)	$ 0.05	$ (0.13)
Net loss available to common stockholders					$ (2,245)	$ (2,461)
Diluted earnings (loss) per share	$ 0.01	$ (0.04)	$ 0.05	$ (0.13)
Basic and diluted loss per share					$ (0.56)